SHARE BASED COMPENSATION - Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Number of option outstanding
Balance as of January 1, 2019 | shares	8,453,372
Granted | shares	0
Exercise | shares	(3,378,060)
Forfeited | shares	(520,024)
Balance as of December 31, 2019 | shares	4,555,288
Vested and expected to vest as of December 31,2019 | shares		4,456,440
Vested and exercisable as of December 31, 2019 | shares		4,279,300
Weighted-Average Exercise Price
Balance as of January 1, 2019 | $ / shares	$ 3.34
Granted | $ / shares	0
Exercise | $ / shares	3.35
Forfeited | $ / shares	3.29
Balance as of December 31, 2019 | $ / shares	3.34
Vested and expected to vest as of December 31,2019 | $ / shares	3.39
Vested and exercisable as of December 31, 2019 | $ / shares	$ 3.41
Weighted-Average Remaining Contractual Term
Balance as of December 31 2019	4 years 8 months 23 days
Vested and expected to vest as of December 31,2019	4 years 7 months 2 days
Vested and exercisable as of December 31, 2019	4 years 6 months 14 days
Aggregate Intrinsic value
Balance as of December 31 2019 | ¥		¥ 73,353,508
Vested and expected to vest as of December 31,2019 | ¥		70,161,689
Vested and exercisable as of December 31, 2019 | ¥		¥ 67,601,773